Income tax (expense)/benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax (expense)/benefit
Current income tax	¥ (16,856)	¥ (5,157)	¥ (99)
Deferred income tax	153,987	80,081	(26,370)
Income tax (expense)/benefit	¥ 137,131	¥ 74,924	¥ (26,469)